Related Parties - Schedule of the Total Loans Received from Scilex (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loans from Scilex Holding Company — stock-based compensation	$ 211	$ 660	$ 371	$ 840
Loans from Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of Semnur	2,528	10,872	3,063	1,661
Total loans from Scilex Holding Company	$ 2,793	$ 11,532	$ 3,434	$ 2,501